Revenue (Details) - USD ($) $ in Thousands	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ (151,761)		$ (385,167)	$ (103,714)	$ (111,502)	$ (116,455)
Revenue, Remaining Performance Obligation, Amount			25,616
Financing Receivable, before Allowance for Credit Loss	15,000		28,240
Revenues	134,526	$ 0	2,029,727	0	0
Lease Income	23,636	$ 0	64,267	0	0
Deferred Revenue	4,903		25,616
Cumulative Effect, Period of Adoption, Adjustment
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				$ (319)	$ 3,794
Franchise [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenues	160		99
Royalties and Advertising [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenues	4,042		9,993
Financial Service [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenues			15,977
Interest [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenues	267		1,287
Service, Other [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenues	$ 5,345		$ 8,975